SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Property, plant and equipment, net	$ 1,049,070		$ 597,304
Operating lease right-of-use assets	$ 6,401	$ 6,700
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other noncurrent assets	Other noncurrent assets
Operating lease right-of-use assets, amount related to prepaid rent		$ 500
Operating lease right-of-use assets, amount previously presented as other noncurrent assets		4,800
Operating lease liabilities, current portion	$ 75	200
Operating lease liabilities, net of current portion	1,127	$ 1,200
Construction in Progress [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Property, plant and equipment, net	171,700		42,600
Money Market Funds | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash equivalents	$ 105,100		$ 100,000